Financial risk management - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Instruments by category
Financial assets measured at fair value	¥ 25,383,755	¥ 18,943,827	¥ 16,951,174
Financial liabilities measured at fair value	11,830,165	11,425,333	14,052,642
Preferred shares issued by subsidiaries
Instruments by category
Financial liabilities measured at fair value	10,678,693	10,961,493	13,846,145
Measured at FVTPL | Other current financial liabilities
Instruments by category
Financial liabilities measured at fair value	1,151,472	427,208	32,971
Measured at FVTPL | Other non-current financial liabilities
Instruments by category
Financial liabilities measured at fair value		36,632	173,526
Other non-current financial assets
Instruments by category
Financial assets measured at fair value	10,974
Contingent consideration assets
Instruments by category
Financial assets measured at fair value		8,889	250,368
Measured at FVTPL | Treasury investments
Instruments by category
Financial assets measured at fair value	7,594,780	8,039,752	3,250,041
Measured at FVTPL | Investments in ordinary and preferred shares
Instruments by category
Financial assets measured at fair value	3,493,969	2,096,140	1,318,573
Measured at FVTPL | Investments in limited partnerships
Instruments by category
Financial assets measured at fair value			1,225,642
Measured at FVTPL | Investment in equity investment funds
Instruments by category
Financial assets measured at fair value	1,705,035	1,147,455
Measured at FVTPL | Other investments
Instruments by category
Financial assets measured at fair value	290,229	358,464	342,504
Measured at FVTPL | Derivative assets
Instruments by category
Financial assets measured at fair value	3,789	122,699
Measured at FVTPL | Short-term equity investment
Instruments by category
Financial assets measured at fair value	167,594
Measured at FVTPL | Short-term debt investments
Instruments by category
Financial assets measured at fair value	26,517		254,501
Measured at FVTOCI | Treasury investments
Instruments by category
Financial assets measured at fair value	99,357	9,769	8,770
Measured at FVTOCI | Investments in ordinary shares
Instruments by category
Financial assets measured at fair value	5,589,169	5,624,762	8,608,691
Measured at FVTOCI | Debt investments
Instruments by category
Financial assets measured at fair value			1,015,875
Measured at FVTOCI | Short-term debt investments
Instruments by category
Financial assets measured at fair value	5,855,012	1,535,897	676,209
Measured at FVTOCI | Long-term debt instruments
Instruments by category
Financial assets measured at fair value	547,330
Level 1
Instruments by category
Financial assets measured at fair value	6,802,215	5,771,186	8,573,606
Level 1 | Measured at FVTPL | Investments in ordinary and preferred shares
Instruments by category
Financial assets measured at fair value	1,063,570	176,424	51,501
Level 1 | Measured at FVTPL | Short-term equity investment
Instruments by category
Financial assets measured at fair value	167,594
Level 1 | Measured at FVTOCI | Investments in ordinary shares
Instruments by category
Financial assets measured at fair value	5,571,051	5,594,762	8,522,105
Level 2
Instruments by category
Financial assets measured at fair value	2,772,652	4,840,085	4,950,895
Financial liabilities measured at fair value	215,193	93,174
Level 2 | Measured at FVTPL | Other current financial liabilities
Instruments by category
Financial liabilities measured at fair value	215,193	93,174
Level 2 | Measured at FVTPL | Treasury investments
Instruments by category
Financial assets measured at fair value	870,552	3,171,720	3,250,041
Level 2 | Measured at FVTPL | Derivative assets
Instruments by category
Financial assets measured at fair value		122,699
Level 2 | Measured at FVTOCI | Treasury investments
Instruments by category
Financial assets measured at fair value	99,357	9,769	8,770
Level 2 | Measured at FVTOCI | Debt investments
Instruments by category
Financial assets measured at fair value			1,015,875
Level 2 | Measured at FVTOCI | Short-term debt investments
Instruments by category
Financial assets measured at fair value	1,802,743	1,535,897	676,209
Level 3
Instruments by category
Financial assets measured at fair value	15,808,888	8,332,556	3,426,673
Financial liabilities measured at fair value	11,614,972	11,332,159	14,052,642
Level 3 | Preferred shares issued by subsidiaries
Instruments by category
Financial liabilities measured at fair value	10,678,693	10,961,493	13,846,145
Level 3 | Measured at FVTPL | Other current financial liabilities
Instruments by category
Financial liabilities measured at fair value	936,279	334,034	32,971
Level 3 | Measured at FVTPL | Other non-current financial liabilities
Instruments by category
Financial liabilities measured at fair value		36,632	173,526
Level 3 | Other non-current financial assets
Instruments by category
Financial assets measured at fair value	10,974
Level 3 | Contingent consideration assets
Instruments by category
Financial assets measured at fair value		8,889	250,368
Level 3 | Measured at FVTPL | Treasury investments
Instruments by category
Financial assets measured at fair value	6,724,228	4,868,032
Level 3 | Measured at FVTPL | Investments in ordinary and preferred shares
Instruments by category
Financial assets measured at fair value	2,430,399	1,919,716	1,267,072
Level 3 | Measured at FVTPL | Investments in limited partnerships
Instruments by category
Financial assets measured at fair value			1,225,642
Level 3 | Measured at FVTPL | Investment in equity investment funds
Instruments by category
Financial assets measured at fair value	1,705,035	1,147,455
Level 3 | Measured at FVTPL | Other investments
Instruments by category
Financial assets measured at fair value	290,229	358,464	342,504
Level 3 | Measured at FVTPL | Derivative assets
Instruments by category
Financial assets measured at fair value	3,789
Level 3 | Measured at FVTPL | Short-term debt investments
Instruments by category
Financial assets measured at fair value	26,517		254,501
Level 3 | Measured at FVTOCI | Investments in ordinary shares
Instruments by category
Financial assets measured at fair value	18,118	¥ 30,000	¥ 86,586
Level 3 | Measured at FVTOCI | Short-term debt investments
Instruments by category
Financial assets measured at fair value	4,052,269
Level 3 | Measured at FVTOCI | Long-term debt instruments
Instruments by category
Financial assets measured at fair value	¥ 547,330